Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Fair Value and NAV
Investments are comprised of the following as of December 31, 2025 and 2024:

	2025	2024
Mutual funds	$522,896,318	$436,112,641
Collective trust funds	12,278,319	6,599,886
Legacy Pinnacle common stock	94,746,971	114,527,421
	$629,921,608	$557,239,948